SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Summary Of Significant Accounting Policies Details 1Abstract
Options to purchase shares of common stock	$ 29,887	$ 29,887	$ 14,265
Series A Convertible Preferred Stock	50,000,000	50,000,000	50,000,000
Total potentially dilutive shares	50,029,265	50,029,887	50,014,265